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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 03-31-99

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct and complete and I understand that all required items, statements and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Katy Y. Slakman
Title:            Vice President
Phone:            704-541-1437
Signature, Place, and Date of Signing:
Katy Y. Slakman  Charlotte, North Carolina  May 4, 1999

REPORT TYPE (Check only one.):
[X] 13F Holding Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adaptive Broadband Corp.       COM              00650m104     7550   702320 SH       SOLE                   405120            297200
Alaska Air Group Inc.          COM              011659109     8202   172670 SH       SOLE                    94170             78500
American Freightways Corp.     COM              02629v108     4236   329000 SH       SOLE                   153600            175400
American Software Inc.         COM              029683109     3061   979550 SH       SOLE                   575050            404500
Applied Microsystems Corp.     COM              037935103      945   328700 SH       SOLE                   328700
Applied Signal Technology Inc. COM              038237103     2658   425200 SH       SOLE                   214800            210400
Aura Systems Inc.              COM              051526101     2636  7028200 SH       SOLE                  3973200           3055000
Automobile Protection Corp.    COM              052905106     4354   544300 SH       SOLE                   386600            157700
Barr Laboratories, Inc.        COM              068306109     6591   216100 SH       SOLE                   125000             91100
Bay View Capital               COM              07262L101     3407   180500 SH       SOLE                   102200             78300
CMC Industries, Inc.           COM              125708107     1369   260800 SH       SOLE                   260800
CMI Corp                       COM              125761304     6071   971400 SH       SOLE                   560900            410500
Capital Re Corp                COM              140432105     3705   214800 SH       SOLE                   123700             91100
Cellstar Corp.                 COM              150925105     6531   629500 SH       SOLE                   336600            292900
Centigram Communications Corp. COM              152317103     2850   288600 SH       SOLE                   288600
Chattem Inc.                   COM              162456107     7328   234500 SH       SOLE                   155200             79300
Chiquita Brands Intl           COM              170032106     4413   433200 SH       SOLE                   245600            187600
Coldwater Creek Inc.           COM              193068103      776    67500 SH       SOLE                    39000             28500
Commonwealth Industries Inc.   COM              203004106     2379   264300 SH       SOLE                   121900            142400
Cooper Companies Inc.          COM              216648402     5984   389200 SH       SOLE                   221400            167800
Cullen/Frost Bankers, Inc.     COM              229899109     2680    55900 SH       SOLE                    18500             37400
DAW Technologies Inc           COM              239220106     1502  1001400 SH       SOLE                   535000            466400
Dataware Technologies Inc.     COM              237920103     1083   433100 SH       SOLE                   325100            108000
Dayton Superior Corp.          COM              240028100      594    34200 SH       SOLE                    34200
Del Global Technologies Corp.  COM              245073101     3995   463200 SH       SOLE                   258200            205000
Detroit Diesel                 COM              250837101     4136   183800 SH       SOLE                    76400            107400
Dixie Group Inc.               COM              255519100     1131   158700 SH       SOLE                   121500             37200
Dollar Thrifty Automotive      COM              256743105     6213   360200 SH       SOLE                   198800            161400
Donnkenny Inc                  COM              258006105      380   392500 SH       SOLE                    68000            324500
EZCorp Inc. Cl A               COM              302301106     2417   351500 SH       SOLE                   351500
First Washington Bancorp Inc.  COM              33748t104     4684   240980 SH       SOLE                   120690            120290
Government Technology Services COM              383750106      936   267500 SH       SOLE                                     267500
Granite Construction Inc.      COM              387328107     2805   120000 SH       SOLE                    85500             34500
Harrah's Entertainment         COM              413619107     6592   345800 SH       SOLE                   186700            159100
IEC Electronics Corp           COM              44949L105     1717   528420 SH       SOLE                   244620            283800
Insituform Technologies Cl A   COM              457667103     8951   511500 SH       SOLE                   315000            196500
Interface Systems, Inc.        COM              458667102      193    96300 SH       SOLE                                      96300
Interphase Corp.               COM              460593106     1414   226300 SH       SOLE                   215800             10500
Johnstown America Industries   COM              479477101     6102   410200 SH       SOLE                    90000            320200
Kaneb Services Inc.            COM              484170105     3119   767650 SH       SOLE                   663350            104300
Laboratory Corp. of America Ho COM              50540r102     4557  2603750 SH       SOLE                  1725750            878000
Logility, Inc.                 COM              54140y103     1343   364100 SH       SOLE                   152600            211500
Lone Star Steakhouse           COM              542307103     3536   345000 SH       SOLE                   174700            170300
Manchester Equipment Co.       COM              562154104      476   169400 SH       SOLE                   169400
Meadow Valley Corp.            COM              583185103      748   187000 SH       SOLE                    82500            104500
MicroAge Inc.                  COM              594928103      736   136900 SH       SOLE                    58100             78800
Midway Games                   COM              598148104     3772   434200 SH       SOLE                   242400            191800
Mikohn Gaming Corp.            COM              59862k108      376   125400 SH       SOLE                   125400
NBTY Inc.                      COM              628782104     5310  1089300 SH       SOLE                   647600            441700
NetManage Inc.                 COM              641144100     4031  1675200 SH       SOLE                   635200           1040000
O'Sullivan Inds                COM              688609106     8017   580400 SH       SOLE                   333200            247200
OEC Medical Systems Inc.       COM              670828102     5514   239725 SH       SOLE                   151325             88400
Oshkosh Truck Cl B             COM              688239201     5710   175690 SH       SOLE                    49590            126100

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PDK Labs Inc                   COM              693293508      501   111434 SH       SOLE                   111434
Paragon Trade Brands Inc       COM              69912K107      147    58600 SH       SOLE                    29400             29200
Pillowtex Corp.                COM              721501104     5349   377000 SH       SOLE                   206500            170500
Play-by-Play Toys & Novelties  COM              72811k103     3131   500900 SH       SOLE                   190000            310900
Powerhouse Technologies, Inc.  COM              739323103     4800   279300 SH       SOLE                   105900            173400
Printrak International Inc.    COM              742574106     4397   606500 SH       SOLE                   528100             78400
Rexall Sundown Inc.            COM              761648104     2698   140600 SH       SOLE                    14200            126400
Roberts Pharmaceutical Corp.   COM              770491108    12599   607200 SH       SOLE                   318900            288300
Rock of Ages Corporation       COM              772632105      112    10700 SH       SOLE                    10700
Sequent Computer Systems Inc   COM              817338106     5335   588700 SH       SOLE                   282000            306700
Silicon Valley Bancshares      COM              827064106     7201   348100 SH       SOLE                   205900            142200
Smartflex Systems Inc.         COM              83169k108      834   226200 SH       SOLE                   223400              2800
Sovereign Bancorp              COM              845905108     6420   524100 SH       SOLE                   308800            215300
Stein Mart Inc                 COM              858375108     5067   506700 SH       SOLE                   264900            241800
Systems and Computer Technolog COM              871873105     4839   483900 SH       SOLE                   279300            204600
Tripos Inc.                    COM              896928108     1104   126200 SH       SOLE                   126200
Turbodyne Technologies Inc.    COM              899905103     1325   294400 SH       SOLE                    64400            230000
Uno Restaurant Corp.           COM              914900105     3322   474600 SH       SOLE                   104100            370500
VTEL Corp.                     COM              918333105     3026   880400 SH       SOLE                   295500            584900
Wall Data Inc.                 COM              932045107     4860   338120 SH       SOLE                   171520            166600
Yellow Corp.                   COM              985509108     3769   216900 SH       SOLE                   101600            115300
Laboratory Corp of Am.Pfd Seri PFD CV           50540R201     6262   129110 SH       SOLE                    57193             71917
Boston Chicken Cv. Deb.        CONV             100578ac7        2    32000 PRN      SOLE                                      32000
REPORT SUMMARY                 76 DATA RECORDS              276916                  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

REPORT SUMMARY:

FORM 13F INFORMATION TABLE ENTRY TOTAL:76

FORM 13F INFORMATION TABLE VALUE TOTAL:$276,916




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